Intangible assets - Changes in carrying value (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Intangible assets
Beginning balance - Intangible assets	€ 20,110
Impairment losses	0
Ending balance - Intangible assets	20,110	€ 20,110
Acquisition cost
Intangible assets
Beginning balance - Intangible assets	20,110	20,110
Additions	0	0
Disposals	0	0
Ending balance - Intangible assets	20,110	20,110
Accumulated amortization and impairment losses
Intangible assets
Beginning balance - Intangible assets	0
Disposals	0	0
Amortization	0	0
Impairment losses	0	0
Ending balance - Intangible assets	0	0
In-process R&D
Intangible assets
Beginning balance - Intangible assets	18,550
Ending balance - Intangible assets	18,550	18,550
In-process R&D | Acquisition cost
Intangible assets
Beginning balance - Intangible assets	18,550	18,550
Additions	0	0
Disposals	0	0
Ending balance - Intangible assets	18,550	18,550
In-process R&D | Accumulated amortization and impairment losses
Intangible assets
Beginning balance - Intangible assets	0
Disposals	0	0
Amortization	0	0
Impairment losses	0	0
Ending balance - Intangible assets	0	0
Research and commercialization license
Intangible assets
Beginning balance - Intangible assets	1,560
Impairment losses	0
Ending balance - Intangible assets	1,560	1,560
Research and commercialization license | Acquisition cost
Intangible assets
Beginning balance - Intangible assets	1,560	1,560
Additions	0	0
Disposals	0	0
Ending balance - Intangible assets	1,560	1,560
Research and commercialization license | Accumulated amortization and impairment losses
Intangible assets
Beginning balance - Intangible assets	0
Disposals	0	0
Amortization	0	0
Impairment losses	0	0
Ending balance - Intangible assets	€ 0	€ 0